Schedule III Supplementary Insurance Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	$ 5,919	$ 6,049
Policyholders’ liabilities: Investment contracts	47,171	41,956		$ 50,066
Future Policy Benefits and Other Policyholders' Funds	30,330	30,357
Policy Charges And Premium Revenue	4,817	4,812	$ 4,698
Net Investment Income (Loss)	3,296	817	1,046
Policyholders' Benefits and Interest Credited	5,361	4,309	4,435
Amortization of Deferred Policy Acquisition Costs, Net	(184)	82	(292)
All Other Operating Expense	5,977	5,345	5,472
Individual Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	2,877	2,587
Policyholders’ liabilities: Investment contracts	19,414	15,551
Future Policy Benefits and Other Policyholders' Funds	15,202	14,268
Policy Charges And Premium Revenue	2,114	1,980	1,944
Net Investment Income (Loss)	1,292	(1,060)	(881)
Policyholders' Benefits and Interest Credited	2,728	1,195	1,140
Amortization of Deferred Policy Acquisition Costs, Net	(289)	(283)	(294)
All Other Operating Expense	1,291	1,240	1,246
Group Retirement
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	678	614
Policyholders’ liabilities: Investment contracts	11,318	10,996
Future Policy Benefits and Other Policyholders' Funds	2	(2)
Policy Charges And Premium Revenue	248	217	220
Net Investment Income (Loss)	523	431	423
Policyholders' Benefits and Interest Credited	282	268	260
Amortization of Deferred Policy Acquisition Costs, Net	(61)	(32)	(28)
All Other Operating Expense	526	378	379
Investment Management and Research
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Net Investment Income (Loss)	118	133	35
All Other Operating Expense	2,517	2,306	2,394
Protection Solutions
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	2,304	2,773
Policyholders’ liabilities: Investment contracts	13,908	13,617
Future Policy Benefits and Other Policyholders' Funds	5,444	5,940
Policy Charges And Premium Revenue	1,995	2,156	2,024
Net Investment Income (Loss)	850	763	743
Policyholders' Benefits and Interest Credited	1,432	1,940	2,049
Amortization of Deferred Policy Acquisition Costs, Net	174	358	(9)
All Other Operating Expense	939	793	819
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	60	75
Policyholders’ liabilities: Investment contracts	2,531	1,792
Future Policy Benefits and Other Policyholders' Funds	9,682	10,151
Policy Charges And Premium Revenue	460	459	510
Net Investment Income (Loss)	513	550	726
Policyholders' Benefits and Interest Credited	919	906	986
Amortization of Deferred Policy Acquisition Costs, Net	(8)	39	39
All Other Operating Expense	$ 704	$ 628	$ 634